Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions for liabilities and other charges
21 Provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2021	36,827	977	1,642	39,446
Additions	3,010	313	730	4,053
Reversals	(3,278)	(483)	(141)	(3,902)
Use of provision	(319)	—	(75)	(394)
Reclassification	—	53	(53)	—
Effect of translation	(2,019)	(43)	(56)	(2,118)
Balance as of December 31, 2021	34,221	817	2,047	37,085
Additions	3,061	247	1,137	4,445
Reversals	(2,297)	(299)	(97)	(2,693)
Use of provision	(670)	—	(609)	(1,279)
Reclassification	—	—	—	—
Effect of translation	(445)	(102)	(223)	(770)
Balance as of December 31, 2022	33,870	663	2,255	36,788
Current	33,870	663	1,366	35,899
Non-current	—	—	889	889
Uncertain tax positions
Uncertain tax positions includes provisions related to VAT for USD 9,854 thousand (2021: USD 9,904 thousand), provisions related to Withholding Tax (WHT) for USD 22,044 thousand (2021: USD 23,562 thousand) and provisions related to other taxes for USD 1,972 thousand (2021: USD 755 thousand). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations.
Marketplace and consignment goods
The provision for marketplace and consignment goods relates to the lost and damaged items, to be reimbursed to the vendors. Provision is calculated based on the detailed review of these items, and it is expected to be utilized during the exercise period of 2023.
Provision for other expenses
Provision for other expense includes end of service provision of USD 889 thousand (2021: USD 676 thousand), various litigation and penalty provisions of USD 1,246 thousand (2021: USD 1,360 thousand) and restructuring provision of USD 120 thousand (2021: USD 11 thousand). The provisions are calculated based on our best estimate considering past experience.